Selling, General and Administrative Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Selling General And Administrative Expense [Abstract]
Selling, General and Administrative Expenses
Note 5 — Selling, General and Administrative Expenses
Selling, general and administrative expenses consisted of the following items for the six months ended June 30:

	2023	2022
Included in selling expenses:
Commission expense	(160)	(2,429)
Included in general and administrative expenses:
Personnel expense	(4,737)	(1,314)
Travel costs	(370)	(83)
Intellectual property	(726)	(699)
Legal costs	(1,761)	(2,250)
Licenses	(9)	—
Finance and administration	(3,702)	(1,624)
IT	(35)	(10)
Rent and office services	(95)	(77)
Marketing and communication	(381)	(487)
Insurance	(928)	(8)
Depreciation and amortization	(34)	(36)
Commercial costs	(611)	—
Business development	(10)	(132)
Board fees	(157)	(40)
Miscellaneous	(20)	(105)

Total selling, general and administrative expenses	(13,736)	(9,294)

Note 7 — Selling, General and Administrative Expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2022	2021	2020
Included in selling expenses:
Commission expense	(2,485)	—	—
Included in general and administrative expenses:
Personnel expense (see Note 8)	(5,017)	(1,618)	(265)
Travel costs	(430)	(136)	—
Intellectual property	(1,348)	(708)	(498)
Legal costs	(2,176)	(771)	(382)
Licenses	—	(28)	(6)
Finance and administration	(5,209)	(270)	(151)
Transaction costs	(3,021)	—	—
IT	(25)	(20)	(2)
Rent and office services	(165)	(110)	(55)
Marketing and communication	(1,269)	(710)	(11)
Insurance	(289)	(187)	(11)
Depreciation and amortization	(72)	(14)	(1)
Commercial costs	(134)	—	—
Business development	(260)	(135)	—
Board fees	(69)	(31)	—
Miscellaneous	(261)	(65)	(2)

Total selling, general and administrative expenses	(22,230)	(4,803)	(1,384)